Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 December 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Large Company Growth Fund (the "Fund"), a series of DWS Investment Trust (the "Trust") (Reg. Nos. 02-13628, 811-00043)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 174 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on November 30, 2009.

     Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                Very truly yours,


                                /s/Laura McCollum

                                Laura McCollum, Esq.
                                Vice President and Counsel
                                Deutsche Investment Management Americas Inc.

aht/lm

cc:      Adam M. Schlichtmann, Esq. / Ropes & Gray LLP